Cover	Dec. 16, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2025
Entity File Number	001-36288
Entity Registrant Name	AKARI THERAPEUTICS, PLC
Entity Central Index Key	0001541157
Entity Tax Identification Number	98-1034922
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	401 E Jackson Street, Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(929)
Local Phone Number	274-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Depositary Shares Each Representing 2000 Ordinary Shares [Member]
Title of 12(b) Security	American Depository Shares, each representing 2000 Ordinary Shares
Trading Symbol	AKTX
Security Exchange Name	NASDAQ
Ordinary Shares Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Ordinary Shares, par value $0.000000005 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ